Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, per share (in Dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	22,115,592	22,115,592
Ordinary shares, shares outstanding	22,115,592	22,115,592